UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028 (Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-821 3000

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2011

Item 1.  Schedule of Investments

Global High Income Fund Inc.
Portfolio of investments — July 31, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds — 94.54%
Corporate bonds — 22.56%
Argentina — 0.11%
WPE International Cooperatief UA,
10.375%, due 09/30/20[1]		$300,000	$321,000

Brazil — 1.64%
Banco Cruzeiro do Sul SA,
8.250%, due 01/20/16[1]		250,000	247,500
Banco do Brasil SA,
5.875%, due 01/26/22[2]		2,300,000	2,328,750
Minerva Overseas II Ltd.,
10.875%, due 11/15/19[1]		350,000	385,875
Petrobras International Finance Co.,
5.750%, due 01/20/20		1,750,000	1,918,912
Union National FIDC Trust 2006,
Series 2007-2, due 07/01/10[2,3,4,5,6,7]	BRL	1,832,665	4,433
Series 3, due 07/01/10[2,3,4,5,6,7]		2,075,000	5,040
Series 4, due 05/01/11[1,3,4,5,6,7]		3,560,082	8,622

Total Brazil corporate bonds			4,899,132

Chile — 0.34%
Banco del Estado de Chile,
4.125%, due 10/07/20[2]		$450,000	445,500
Inversiones Alsacia SA,
8.000%, due 08/18/18[1]		600,000	576,000

Total Chile corporate bonds			1,021,500

China — 0.38%
Sinochem Overseas Capital Co., Ltd.,
6.300%, due 11/12/40[2]		1,100,000	1,141,602

India — 0.48%
Bank of India,
6.250%, due 02/16/21[1]		700,000	738,360
ICICI Bank Ltd.,
5.750%, due 11/16/20[1]		700,000	706,776

Total India corporate bonds			1,445,136

Indonesia — 0.46%
Majapahit Holding BV,
7.250%, due 06/28/17[2]		100,000	116,250
Pertamina Persero PT,
5.250%, due 05/23/21[2]		600,000	621,000
6.500%, due 05/27/41[2]		600,000	628,500

Total Indonesia corporate bonds			1,365,750

Kazakhstan — 1.76%
Alliance Bank JSC,
10.500%, due 03/25/17[1]		350,000	301,000
BTA Bank JSC,
7.200%, due 07/01/25[1]		200,000	101,000
CenterCredit International BV,
8.250%, due 09/30/11	KZT	150,000,000	1,034,342
Development Bank of Kazakhstan JSC,
5.500%, due 12/20/15[2]		$1,850,000	1,928,625
Kazakhstan Temir Zholy Finance BV,
6.375%, due 10/06/20[2]		950,000	1,011,750
KazMunaiGaz Finance Sub BV,
7.000%, due 05/05/20[2]		790,000	880,850

Total Kazakhstan corporate bonds			5,257,567

Kuwait — 0.13%
Kuwait Projects Co.,
9.375%, due 07/15/20		350,000	388,500

Malaysia — 3.96%
Johor Corp.,
1.000%, due 07/31/12[3]	MYR	26,970,000	11,813,005

Mexico — 0.93%
Grupo Papelero Scribe SA,
8.875%, due 04/07/20[1]		$550,000	514,250
Hipotecaria Su Casita SA,
8.500%, due 10/04/16[1,3,4,5]		1,145,000	458,000
Pemex Project Funding Master Trust,
6.625%, due 06/15/35		1,650,000	1,798,185

Total Mexico corporate bonds			2,770,435

Peru — 0.30%
Banco de Credito del Peru,
5.375%, due 09/16/20[1]		900,000	888,750

Philippines — 1.08%
National Power Corp.,
9.625%, due 05/15/28		2,360,000	3,209,600

Russia — 6.44%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.125%, due 01/14/14[2]		300,000	325,125
7.500%, due 03/25/13	RUB	160,000,000	5,899,834
7.750%, due 05/29/18[1]		$660,000	767,250
9.000%, due 06/11/14[2]		550,000	631,125
VEB Finance Ltd.,
6.800%, due 11/22/25[1]		2,100,000	2,184,000
6.800%, due 11/22/25[2]		1,300,000	1,352,000
6.902%, due 07/09/20[1]		570,000	617,025
6.902%, due 07/09/20[2]		2,780,000	3,009,350
VimpelCom Holdings BV,
7.504%, due 03/01/22[2]		1,200,000	1,200,000
Vnesheconombank,
Series 6, 7.900%, due 10/13/20[8]	RUB	75,000,000	2,736,701
VTB Bank OJSC GDR,
6.551%, due 10/13/20[1]		$490,000	500,413

Total Russia corporate bonds			19,222,823

South Africa — 1.07%
Edcon Pty Ltd.,
9.500%, due 03/01/18[1]		300,000	272,100
9.500%, due 03/01/18[2]		350,000	317,450
Eskom Holdings Ltd.,
5.750%, due 01/26/21[2]		750,000	791,250
Transnet Ltd.,
Series 2, 10.000%, due 03/30/29	ZAR	12,000,000	1,796,527

Total South Africa corporate bonds			3,177,327

Ukraine — 0.53%
NAK Naftogaz Ukraine,
9.500%, due 09/30/14		$1,220,000	1,335,900
UK SPV Credit Finance PLC,
9.375%, due 09/23/15		250,000	255,625

Total Ukraine corporate bonds			1,591,525

United Arab Emirates — 0.74%
Abu Dhabi National Energy Co.,
6.500%, due 10/27/36[1]		1,020,000	1,025,100
6.500%, due 10/27/36[2]		100,000	100,500

International Petroleum Investment Co.,
3.125%, due 11/15/15[2]		1,050,000	1,066,274

Total United Arab Emirates corporate bonds			2,191,874

Venezuela — 2.21%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		3,180,000	2,416,800
8.500%, due 11/02/17[2]		5,500,000	4,180,000

Total Venezuela corporate bonds			6,596,800

Total corporate bonds
(cost $66,080,436)			67,302,326

Non-US government obligations — 67.13%
Albania — 0.84%
Republic of Albania,
7.500%, due 11/04/15	EUR	1,800,000	2,495,895

Argentina — 4.29%
Republic of Argentina,
0.000%, due 12/15/35[9]		$12,901,737	2,335,214
0.000%, due 12/15/35[9]		13,990,000	2,630,120
Series VII, 7.000%, due 09/12/13		4,225,000	4,482,725
Series X, 7.000%, due 04/17/17		650,000	619,450
Series X, 7.820%, due 12/31/33	EUR	116,765	122,060
7.820%, due 12/31/33[8]		350,295	361,146
8.280%, due 12/31/33		$1,993,351	1,734,216
Series NY, 8.280%, due 12/31/33		197,592	176,351
Series 1, 8.750%, due 06/02/17		322,897	337,427

			12,798,709

Belarus — 1.49%
Republic of Belarus,
8.750%, due 08/03/15[1]		4,350,000	3,915,000
8.950%, due 01/26/18[1]		600,000	531,000

			4,446,000

Brazil — 10.50%
Federal Republic of Brazil,
4.875%, due 01/22/21		1,500,000	1,638,000
5.625%, due 01/07/41		1,500,000	1,620,000
7.125%, due 01/20/37		330,000	423,225
8.250%, due 01/20/34		250,000	355,000
8.875%, due 04/15/24		370,000	537,425
Notas do Tesouro Nacional,
Series B,
6.000%, due 05/15/13[10]	BRL	1,380,000	1,841,131
6.000%, due 05/15/45[10]		12,750,000	17,049,950
Series F,
10.000%, due 01/01/13		5,625,000	3,532,883
10.000%, due 01/01/17		1,280,000	744,240
10.000%, due 01/01/21		6,428,000	3,583,130

			31,324,984

Chile — 0.93%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[10]	CLP	1,251,072,480	2,763,816

Colombia — 2.17%
Republic of Colombia,
4.375%, due 07/12/21		$1,500,000	1,556,250
6.125%, due 01/18/41		150,000	167,250
7.375%, due 09/18/37		575,000	738,875
7.750%, due 04/14/21	COP	1,925,000,000	1,252,628
8.125%, due 05/21/24		$250,000	337,500
9.850%, due 06/28/27	COP	3,200,000,000	2,418,677

			6,471,180

Dominican Republic — 0.19%
Republic of Dominica,
7.500%, due 05/06/21[2]		$550,000	579,700

Egypt — 0.29%
Arab Republic of Egypt,
6.875%, due 04/30/40[1]		100,000	95,125
6.875%, due 04/30/40[2]		800,000	761,000

			856,125

El Salvador — 0.51%
Republic of El Salvador,
7.750%, due 01/24/23[1]		320,000	363,200
8.250%, due 04/10/32[1]		1,015,000	1,141,875

			1,505,075

Greece — 0.41%
Hellenic Republic,
2.300%, due 07/25/30[10]	EUR	715,800	414,344
2.900%, due 07/25/25[10]		1,307,713	799,913

			1,214,257

Hungary — 0.81%
Hungary Government Bond,
6.500%, due 06/24/19	HUF	90,000,000	456,478
6.750%, due 02/24/17		70,000,000	366,604
7.500%, due 11/12/20		80,000,000	429,944
7.625%, due 03/29/41		$1,100,000	1,166,000

			2,419,026

Indonesia — 7.97%
Indonesia Treasury Bond,
9.500%, due 07/15/23	IDR	29,400,000,000	3,959,189
9.500%, due 07/15/31		18,270,000,000	2,441,551
10.000%, due 02/15/28		3,550,000,000	488,503
10.250%, due 07/15/27		5,600,000,000	785,416
10.500%, due 08/15/30		3,550,000,000	510,945
11.000%, due 09/15/25		8,000,000,000	1,187,886
11.750%, due 08/15/23		4,600,000,000	710,085
12.000%, due 09/15/26		32,715,000,000	5,213,623
Republic of Indonesia,
4.875%, due 05/05/21[2]		$2,500,000	2,643,750
5.875%, due 03/13/20[1]		320,000	367,200
7.750%, due 01/17/38[1]		3,975,000	5,207,250
7.750%, due 01/17/38[2]		200,000	262,000

			23,777,398

Jordan — 0.34%
Kingdom of Jordan,
3.875%, due 11/12/15[1]		1,050,000	1,002,750

Lithuania — 0.36%
Republic of Lithuania,
6.125%, due 03/09/21[1]		750,000	798,750
6.125%, due 03/09/21[2]		250,000	266,250

			1,065,000

Malaysia — 1.21%
Malaysia Government Bond,
4.160%, due 07/15/21	MYR	5,300,000	1,829,018
4.262%, due 09/15/16		5,100,000	1,781,220

			3,610,238

Mexico — 5.91%
Mexican Bonos, Series M,
6.500%, due 06/10/21	MXN	10,700,000	896,455
8.000%, due 06/11/20		35,300,000	3,291,413
8.500%, due 11/18/38		11,400,000	1,043,170
Mexican Udibonos,
2.535%, due 12/10/20[10]		3,200,000	1,250,702
4.000%, due 06/13/19[10]		11,400,000	4,990,463
United Mexican States,
5.125%, due 01/15/20		$1,420,000	1,565,550
6.050%, due 01/11/40		2,430,000	2,685,150
Series A, 6.750%, due 09/27/34		590,000	710,950
Series A, 7.500%, due 04/08/33		600,000	780,000
8.300%, due 08/15/31		290,000	408,900

			17,622,753

Montenegro — 0.77%
Republic of Montenegro,
7.875%, due 09/14/15	EUR	1,550,000	2,286,527

Pakistan — 0.70%
Islamic Republic of Pakistan,
6.875%, due 06/01/17[1]		$650,000	533,000
7.125%, due 03/31/16[1]		1,050,000	913,500
7.875%, due 03/31/36[1]		930,000	651,000

			2,097,500

Peru — 2.26%
Peru Government Bond,
Series 7, 8.200%, due 08/12/26	PEN	1,442,000	607,688
Republic of Peru,
5.625%, due 11/18/50		$1,770,000	1,752,300
6.900%, due 08/12/37[1]	PEN	1,750,000	639,355
7.350%, due 07/21/25		$200,000	253,500
7.840%, due 08/12/20[1]	PEN	6,700,000	2,710,635
8.750%, due 11/21/33		$550,000	787,875

			6,751,353

Philippines — 1.14%
Republic of Philippines,
5.500%, due 03/30/26		2,250,000	2,421,562
6.375%, due 01/15/32		850,000	987,063

			3,408,625

Poland — 2.91%
Government of Poland,
5.250%, due 10/25/17	PLN	6,600,000	2,348,688
5.500%, due 10/25/19		6,000,000	2,128,055
5.750%, due 04/25/14		4,200,000	1,544,055
5.750%, due 09/23/22		7,500,000	2,670,312

			8,691,110

Romania — 0.48%
Romanian Government International Bond,
5.000%, due 03/18/15	EUR	1,000,000	1,440,492

Russia — 3.22%
Russian Federation,
5.000%, due 04/29/20[1]		$2,800,000	2,949,800
5.000%, due 04/29/20[2]		1,900,000	2,001,650

7.500%, due 03/31/30[1,11]		1,842,450	2,204,491
7.500%, due 03/31/30[2,11]		2,035,854	2,435,900

			9,591,841

Serbia — 0.78%
Republic of Serbia,
6.750%, due 11/01/24[1]		2,331,000	2,336,828

South Africa — 8.02%
Republic of South Africa,
2.500%, due 01/31/17[10]	ZAR	10,086,672	1,557,903
2.750%, due 01/31/22[10]		13,629,408	2,069,394
5.500%, due 03/09/20		$100,000	111,000
5.500%, due 12/07/23[10]	ZAR	5,173,101	1,016,468
5.875%, due 05/30/22		$300,000	339,000
6.250%, due 03/08/41		650,000	721,500
6.750%, due 03/31/21	ZAR	50,000,000	6,738,243
6.875%, due 05/27/19		$500,000	603,750
7.000%, due 02/28/31	ZAR	32,900,000	4,081,059
8.000%, due 12/21/18		45,000,000	6,691,824

			23,930,141

Sri Lanka — 1.21%
Republic of Sri Lanka,
6.250%, due 10/04/20[1]		$1,700,000	1,759,500
6.250%, due 10/04/20[2]		550,000	569,250
6.250%, due 07/27/21[2]		600,000	616,500
7.400%, due 01/22/15[1]		600,000	669,000

			3,614,250

Thailand — 2.13%
Thailand Government Bond,
2.800%, due 10/10/17	THB	74,900,000	2,365,165
3.625%, due 06/16/23		11,600,000	373,089
3.650%, due 12/17/21		67,100,000	2,193,541
3.850%, due 12/12/25		43,200,000	1,412,378

			6,344,173

Turkey — 1.93%
Government of Turkey,
10.500%, due 01/15/20	TRY	3,300,000	2,068,665
Republic of Turkey,
5.125%, due 05/18/20	EUR	750,000	1,073,688
6.000%, due 01/14/41		$1,500,000	1,462,500
6.750%, due 05/30/40		500,000	537,500
6.875%, due 03/17/36		550,000	602,938

			5,745,291

Ukraine — 0.40%
Financing of Infrastructural Projects State Enterprise,
8.375%, due 11/03/17[2]		1,150,000	1,202,590

Uruguay — 0.06%
Oriental Republic of Uruguay,
6.875%, due 09/28/25		150,000	184,500

Venezuela — 2.81%
Republic of Venezuela,
7.000%, due 03/31/38[1]		2,000,000	1,180,000
7.650%, due 04/21/25		2,850,000	1,845,375
8.250%, due 10/13/24[1]		3,400,000	2,295,000
9.250%, due 05/07/28[1]		280,000	197,400
9.375%, due 01/13/34		3,050,000	2,165,500
13.625%, due 08/15/18[1]		700,000	703,500

			8,386,775

Vietnam — 0.09%
Socialist Republic of Vietnam,
6.875%, due 01/15/16[1]		250,000	266,875

Total Non-US government obligations
(cost $175,385,030)			200,231,777

Convertible bond — 1.13%
China — 1.13%
China Petroleum & Chemical Corp.,
3.620%, due 04/24/14[12]
(cost $3,264,360)	HKD	23,000,000	3,367,923

Structured notes — 3.72%
Ghana — 0.89%
Citigroup Funding Inc,
6.393%, due 03/14/13[1] (linked to Ghana Government Bonds, 6.393%, due 03/14/13)		$900,000	823,230
6.427%, due 03/13/13[1] (linked to Ghana Government Bonds, 6.427%, due 03/13/13)		900,000	828,270
7.148%, due 03/14/13[1] (linked to Ghana Government Bonds, 7.148%, due 03/14/13)		1,100,000	1,014,640

Total Ghana structured notes			2,666,140

Serbia — 1.95%
Citigroup Funding Inc,
12.520%, due 04/09/12[2,12] (linked to Serbian Treasury Bill, 12.520%, due 04/09/12)		1,200,000	1,252,440
12.560%, due 02/25/13[2,12] (linked to Serbian Treasury Bill, 12.560%, due 02/25/13)		2,850,000	3,141,555
UniCredit Bank AG,
12.000%, due 06/07/12[12] (linked to Serbian Treasury Bill, 12.000%, due 06/07/12)		1,500,000	1,422,015

Total Serbia structured notes			5,816,010

Sri Lanka — 0.88%
Hong Kong & Shanghai Bank,
10.087%, due 09/06/11[1] (linked to Sri Lanka Government Bonds, 10.087%, due 09/06/11)		2,400,000	2,638,848

Total structured notes (cost $10,857,500)			11,120,998

Total bonds (cost $255,587,326)			282,023,024

	Shares

Short-term investment — 4.23%
Investment company — 4.23%
UBS Cash Management Prime
Relationship Fund[13]
(cost $12,609,244)		12,609,244	12,609,244

	Face amount
	covered by
	contracts

Options Purchased — 0.47%
Call Options — 0.18%
Foreign Exchange Option, Buy EUR/HUF,
strike @ HUF 273.17,
expires November 2011*	EUR	3,530,000	0
Foreign Exchange Option, Buy EUR/HUF,
strike @ HUF 273.25,
expires November 2011*		2,690,000	0
Foreign Exchange Option, Buy EUR/RUB,
strike @ RUB 39.83,
expires November 2011*		3,600,000	129,411
Foreign Exchange Option, Buy EUR/RUB,
strike @ RUB 40.12,
expires November 2011*		1,920,000	0
Foreign Exchange Option, Buy EUR/TRY,
strike @ TRY 2.31,
expires January 2012*		1,797,000	23,868
Foreign Exchange Option, Buy USD/ILS,
strike @ ILS 3.43,
expires August 2011*		$5,360,000	43,335
Foreign Exchange Option, Buy USD/ILS,
strike @ ILS 3.42,
expires August 2011*		6,700,000	68,095
Foreign Exchange Option, Buy USD/ILS,
strike @ ILS 3.43,
expires September 2011*		10,250,000	112,554
Foreign Exchange Option, Buy USD/ILS,
strike @ ILS 3.46,
expires October 2011*		3,080,000	48,700
Foreign Exchange Option, Buy USD/KRW,
strike @ KRW 1,090.00,
expires August 2011*		2,830,000	1,287
Foreign Exchange Option, Buy USD/SAR,
strike @ SAR 3.75,
expires July 2013*		10,587,500	89,274
Foreign Exchange Option, Buy USD/ZAR,
strike @ ZAR 6.90,
expires August 2011*		2,560,000	8,929

			525,453

Put Options — 0.29%
Foreign Exchange Option, Buy EUR/BRL,
strike @ BRL 2.19,
expires June 2012*	EUR	3,720,000	60,883
Foreign Exchange Option, Buy EUR/BRL,
strike @ BRL 2.20,
expires June 2012*		4,860,000	82,892

Foreign Exchange Option, Buy EUR/BRL,
strike @ BRL 2.20,
expires June 2012*	4,050,000	69,730
Foreign Exchange Option, Buy EUR/BRL,
strike @ BRL 2.20,
expires June 2012*	4,510,000	80,429
Foreign Exchange Option, Buy EUR/MXN,
strike @ MXN 16.18,
expires December 2011*	5,410,000	57,938
Foreign Exchange Option, Buy EUR/RUB,
strike @ RUB 39.83,
expires November 2011*	3,600,000	92,495
Foreign Exchange Option, Buy EUR/RUB,
strike @ RUB 40.12,
expires November 2011*	1,920,000	0
Foreign Exchange Option, Buy EUR/TRY,
strike @ TRY 2.20,
expires March 2012*	3,720,000	27,011
Foreign Exchange Option, Buy USD/ILS,
strike @ ILS 3.43,
expires August 2011*	$5,360,000	50,276
Foreign Exchange Option, Buy USD/ILS,
strike @ ILS 3.42,
expires August 2011*	6,700,000	64,586
Foreign Exchange Option, Buy USD/ILS,
strike @ ILS 3.43,
expires September 2011*	10,250,000	131,923
Foreign Exchange Option, Buy USD/ILS,
strike @ ILS 3.46,
expires October 2011*	3,080,000	63,505
Foreign Exchange Option, Buy USD/SAR,
strike @ SAR 3.75,
expires July 2013*	10,587,500	85,081
Foreign Exchange Option, Buy USD/TRY,
strike @ TRY 1.55,
expires September 2011*	6,060,000	1,728
Foreign Exchange Option, Buy USD/TWD,
strike @ TWD 28.45,
expires August 2011*	4,340,000	2,265

		870,742

Total options purchased
(cost $2,292,243)		1,396,195

Total investments[14] — 99.24%
(cost $270,488,813)		296,028,463
Cash and other assets, less liabilities — 0.76%		2,258,386

Net assets — 100.00%		$298,286,849

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$34,838,353
Gross unrealized depreciation	(9,298,703)

Net unrealized appreciation of investments	$25,539,650

For a listing of defined portfolio acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At July 31, 2011, the value of these securities amounted to $51,766,843 or 17.35% of net assets.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $37,817,959 or 12.68% of net assets.
[3]	Security is illiquid. At July 31, 2011, the value of these securities amounted to $12,289,100 or 4.12% of net assets.
[4]	These securities, which represent 0.15% of net assets as of July 31, 2011, are considered restricted. (See restricted securities table below for more information.)

			Acquisition
			cost as a		Value as a
		Acquisition	percentage of	Value	percentage of
Restricted securities	Acquisition date	cost	net assets	07/31/11	net assets

Hipotecaria Su Casita SA,
8.500%, due 10/04/16	02/13/08-03/28/08	$1,107,756	0.37%	$458,000	0.15%
Union National FIDC Trust 2006,
Series 2007-2,
due 07/01/10	06/28/07	954,222	0.32	4,433	0.00	[a]
Series 3,
due 07/01/10	08/07/08	1,315,237	0.44	5,040	0.00	[a]
Series 4,
due 05/01/11	10/22/07	1,974,503	0.66	8,622	0.00	[a]

		$5,351,718	1.79%	$476,095	0.15%

[a] Amount represents less than 0.005%
[5]	Security is in default.
[6]	Security linked to closed-end fund or structured investment vehicle.
[7]	Security held past stated maturity date due to defaulted status. Bond is being traded based on potential future claim.
[8]	Variable or floating rate security — The interest rate shown is the current rate as of July 31, 2011 and changes periodically.
[9]	Floating rate determined annually based on the Argentina GDP.
[10]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[11]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2011. Maturity date disclosed is the ultimate maturity date.
[12]	Rate shown reflects annualized yield at July 31, 2011 on zero coupon bond.
[13]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Cash Management Prime Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	10/31/10	07/31/11	07/31/11	07/31/11	07/31/11

UBS Cash Management Prime Relationship Fund	$15,819,256	$117,943,274	$121,153,286	$12,609,244	$11,439

[14]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”). Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m., Eastern time. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. The Fund values investments in non-registered US open-end investment companies at the daily net asset value, pursuant to the practical expedient within ASC Topic 820. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Forward foreign currency contracts

						Unrealized
		Contracts to			Maturity	appreciation/
Counterparty		deliver	In exchange for		date	(depreciation)

Citigroup Global Markets Ltd.	BRL	3,151,000	EUR	1,316,647	11/03/11	$(97,180)
Citigroup Global Markets Ltd.	COP	1,464,342,385	USD	810,821	12/09/11	(8,634)
Citigroup Global Markets Ltd.	USD	2,883,294	ILS	9,860,000	08/18/11	(4,641)
Citigroup Global Markets Ltd.	USD	375,000	RSD	26,557,500	09/14/11	(7,950)
Citigroup Global Markets Ltd.	USD	533,581	UAH	4,314,000	09/14/11	1,659
Credit Suisse First Boston	BRL	3,217,000	USD	2,050,351	08/18/11	(15,220)
Credit Suisse First Boston	BRL	7,505,000	USD	4,665,144	09/06/11	(131,678)
Credit Suisse First Boston	BRL	20,093,994	USD	12,439,315	09/14/11	(386,312)
Credit Suisse First Boston	CLP	487,593,000	USD	1,025,001	08/18/11	(38,388)
Credit Suisse First Boston	CLP	4,010,295,000	USD	8,470,307	09/14/11	(243,619)
Credit Suisse First Boston	CZK	22,503,000	USD	1,338,462	08/18/11	1,101
Credit Suisse First Boston	CZK	85,257,000	USD	5,016,864	08/18/11	(49,988)
Credit Suisse First Boston	EUR	1,316,647	BRL	3,140,203	11/03/11	90,380
Credit Suisse First Boston	HUF	181,368,000	USD	969,601	08/18/11	5,167
Credit Suisse First Boston	IDR	8,643,138,000	USD	1,003,965	09/14/11	(6,772)
Credit Suisse First Boston	ILS	57,774,000	USD	16,718,098	08/18/11	(149,172)
Credit Suisse First Boston	ILS	65,389,000	USD	19,191,728	08/18/11	101,240
Credit Suisse First Boston	KRW	1,164,012,000	USD	1,068,097	08/18/11	(34,655)
Credit Suisse First Boston	KRW	3,102,456,000	USD	2,894,082	09/14/11	(39,219)
Credit Suisse First Boston	PLN	2,177,000	USD	781,796	08/18/11	738
Credit Suisse First Boston	PLN	3,295,000	USD	1,166,289	09/14/11	(12,491)
Credit Suisse First Boston	RUB	4,081,000	USD	144,960	08/18/11	(2,439)
Credit Suisse First Boston	RUB	48,000,000	USD	1,736,614	09/14/11	8,134
Credit Suisse First Boston	TRY	303,000	USD	179,929	01/31/12	6,639
Credit Suisse First Boston	TWD	92,768,000	USD	3,255,017	08/16/11	37,559
Credit Suisse First Boston	USD	4,490,702	BRL	7,505,000	09/06/11	306,119
Credit Suisse First Boston	USD	2,538,196	BRL	4,037,000	09/14/11	38,547
Credit Suisse First Boston	USD	1,020,710	CLP	487,593,000	08/18/11	42,679
Credit Suisse First Boston	USD	11,775,004	CLP	5,569,800,000	09/14/11	327,553
Credit Suisse First Boston	USD	4,537,893	CZK	77,523,000	08/18/11	69,325
Credit Suisse First Boston	USD	1,872,404	EUR	1,316,647	11/03/11	15,128
Credit Suisse First Boston	USD	955,403	HUF	181,368,000	08/18/11	9,031
Credit Suisse First Boston	USD	2,972,648	IDR	26,153,162,000	09/06/11	88,449
Credit Suisse First Boston	USD	2,867,858	IDR	25,155,890,000	09/09/11	75,532
Credit Suisse First Boston	USD	21,080,544	ILS	72,792,000	08/18/11	171,270
Credit Suisse First Boston	USD	6,247,187	ILS	21,376,000	08/18/11	(6,408)

Credit Suisse First Boston	USD	1,511,714	KRW	1,597,504,000	08/18/11	1,716
Credit Suisse First Boston	USD	1,815,293	MXN	21,252,000	08/18/11	(7,403)
Credit Suisse First Boston	USD	3,357,592	MYR	10,150,000	09/14/11	50,916
Credit Suisse First Boston	USD	615,102	PHP	26,800,000	09/14/11	18,476
Credit Suisse First Boston	USD	768,118	PLN	2,177,000	08/18/11	12,940
Credit Suisse First Boston	USD	1,212,233	TRY	1,970,000	09/12/11	(55,379)
Credit Suisse First Boston	USD	13,141,496	TRY	21,419,324	09/14/11	(568,074)
Credit Suisse First Boston	USD	179,705	TRY	303,000	01/31/12	(6,415)
Credit Suisse First Boston	USD	1,808,329	TWD	52,239,000	08/16/11	3,468
Credit Suisse First Boston	USD	5,703,897	TWD	163,930,000	09/14/11	(17,024)
Credit Suisse First Boston	USD	3,313,799	ZAR	22,705,500	08/18/11	75,524
Credit Suisse First Boston	ZAR	3,683,000	USD	549,890	08/18/11	117
Credit Suisse First Boston	ZAR	22,325,500	USD	3,252,709	08/18/11	(79,890)
Deutsche Bank AG	IDR	25,155,890,000	USD	2,892,582	09/09/11	(50,808)
Deutsche Bank AG	IDR	26,203,910,000	USD	2,997,470	12/09/11	(32,331)
Deutsche Bank AG	ILS	4,571,000	USD	1,339,899	08/18/11	5,384
Deutsche Bank AG	ILS	19,558,000	USD	5,674,151	08/18/11	(35,858)
Deutsche Bank AG	MXN	21,252,000	USD	1,796,829	08/18/11	(11,060)
Deutsche Bank AG	THB	236,310,000	USD	7,684,753	09/14/11	(207,954)
Deutsche Bank AG	TRY	1,981,000	USD	1,197,124	08/18/11	28,163
Deutsche Bank AG	USD	1,753,660	CZK	30,237,000	08/18/11	43,335
Deutsche Bank AG	USD	1,888,784	HUF	360,890,000	09/14/11	23,856
Deutsche Bank AG	USD	3,749,939	IDR	34,555,691,958	12/09/11	245,528
Deutsche Bank AG	USD	8,499,616	ILS	29,266,000	08/18/11	44,668
Deutsche Bank AG	USD	3,069,293	PLN	8,540,000	09/14/11	(14,124)
Deutsche Bank AG	USD	14,153,462	THB	431,528,590	09/14/11	259,507
Deutsche Bank AG	USD	1,211,744	TRY	1,981,000	08/18/11	(42,784)
Deutsche Bank AG	USD	1,077,838	ZAR	7,555,000	08/18/11	49,921
Deutsche Bank AG	ZAR	4,252,000	USD	617,745	08/18/11	(16,965)
Goldman Sachs International	BRL	1,876,000	USD	1,082,079	06/22/12	(32,314)
Goldman Sachs International	COP	5,201,789,000	USD	2,834,762	09/14/11	(85,964)
Goldman Sachs International	EUR	614,858	HUF	168,010,000	12/01/11	1,618
Goldman Sachs International	EUR	411,436	RUB	16,496,000	12/01/11	(370)
Goldman Sachs International	EUR	10,950,000	USD	15,400,847	10/20/11	(302,585)
Goldman Sachs International	HUF	240,000,000	USD	1,257,203	09/14/11	(14,746)
Goldman Sachs International	IDR	12,955,173,000	USD	1,478,901	09/06/11	(37,437)
Goldman Sachs International	ILS	5,270,000	USD	1,537,474	08/18/11	(1,116)
Goldman Sachs International	ILS	4,586,000	USD	1,340,085	08/18/11	1,191
Goldman Sachs International	KRW	433,492,000	USD	404,000	08/18/11	(6,678)
Goldman Sachs International	TRY	3,001,000	USD	1,858,671	09/12/11	96,376
Goldman Sachs International	TRY	304,000	USD	180,319	01/31/12	6,457
Goldman Sachs International	TWD	10,434,000	USD	361,664	08/16/11	(217)
Goldman Sachs International	USD	2,049,697	BRL	3,217,000	08/18/11	15,873
Goldman Sachs International	USD	1,116,002	BRL	1,876,000	06/22/12	(1,609)
Goldman Sachs International	USD	1,431,780	COP	2,550,000,000	09/14/11	7
Goldman Sachs International	USD	740,502	COP	1,473,598,658	12/09/11	84,133
Goldman Sachs International	USD	1,537,397	ILS	5,333,000	08/18/11	19,586
Goldman Sachs International	USD	2,859,019	INR	130,600,000	09/09/11	75,434
Goldman Sachs International	USD	2,941,414	KRW	3,102,456,000	09/14/11	(8,113)
Goldman Sachs International	USD	4,195,634	MXN	49,584,000	09/14/11	11,690
Goldman Sachs International	USD	1,973,264	MYR	5,960,687	09/14/11	28,416
Goldman Sachs International	USD	2,226,180	PEN	6,250,000	09/07/11	50,853
Goldman Sachs International	USD	893,975	PLN	2,500,000	09/14/11	396
Goldman Sachs International	USD	750,000	RSD	53,092,500	09/14/11	(16,212)
Goldman Sachs International	USD	5,307,692	RUB	149,729,999	09/14/11	84,084
Goldman Sachs International	USD	631,353	TRY	1,031,000	09/12/11	(25,913)
Goldman Sachs International	USD	2,200,726	TRY	3,640,000	09/14/11	(63,998)
Goldman Sachs International	USD	179,701	TRY	304,000	01/31/12	(5,839)
JPMorgan Chase Bank	COP	1,464,342,385	USD	809,924	12/09/11	(9,531)
JPMorgan Chase Bank	ILS	5,270,000	USD	1,538,013	08/18/11	(578)
JPMorgan Chase Bank	RUB	6,816,000	USD	242,390	08/18/11	(3,794)
JPMorgan Chase Bank	USD	6,054,252	HUF	1,136,261,999	09/14/11	(32,304)
JPMorgan Chase Bank	USD	1,194,617	HUF	229,450,000	09/14/11	21,420
JPMorgan Chase Bank	USD	2,876,427	INR	131,050,000	09/09/11	68,138
JPMorgan Chase Bank	USD	2,108,823	MXN	24,630,000	09/14/11	(18,907)

JPMorgan Chase Bank	USD	2,723,407	PLN	7,750,000	09/14/11	49,140
JPMorgan Chase Bank	USD	375,000	RSD	26,557,500	09/14/11	(7,950)
JPMorgan Chase Bank	USD	382,821	RUB	10,897,000	08/18/11	10,762
JPMorgan Chase Bank	USD	1,976,937	TWD	57,096,000	08/16/11	3,314
JPMorgan Chase Bank	ZAR	61,800,000	USD	8,965,877	09/14/11	(221,570)
Morgan Stanley & Co. Inc.	IDR	13,197,989,000	USD	1,506,792	09/06/11	(37,967)
Morgan Stanley & Co. Inc.	PEN	10,250,000	USD	3,691,033	09/14/11	(42,349)
Morgan Stanley & Co. Inc.	TWD	16,567,000	USD	578,659	08/16/11	4,068
Morgan Stanley & Co. Inc.	TWD	164,629,128	USD	5,710,341	09/14/11	(786)
Morgan Stanley & Co. Inc.	USD	740,502	COP	1,455,086,112	12/09/11	73,773
Morgan Stanley & Co. Inc.	USD	1,342,860	ILS	4,586,000	08/18/11	(3,965)
Morgan Stanley & Co. Inc.	USD	4,219,592	ILS	14,620,000	08/18/11	48,754
Morgan Stanley & Co. Inc.	USD	2,877,058	INR	131,050,000	09/09/11	67,506
Morgan Stanley & Co. Inc.	USD	1,366,268	KZT	198,136,250	09/14/11	(13,200)
Morgan Stanley & Co. Inc.	USD	1,347,040	RUB	38,000,000	09/14/11	21,340
Morgan Stanley & Co. Inc.	USD	432,633	UAH	3,500,000	09/14/11	1,614

Net unrealized depreciation on forward foreign currency contracts						$(271,135)

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
10 Year US Treasury Notes, 60 contracts (USD)	September 2011	$7,433,063	$7,541,250	$108,187
US Treasury futures sell contracts:
US Long Bond, 45 contracts (USD)	September 2011	(5,599,044)	(5,765,625)	(166,581)
5 Year US Treasury Notes, 20 contracts (USD)	September 2011	(2,376,062)	(2,428,905)	(52,843)

Net unrealized depreciation on futures contracts				$(111,237)

Options written

Amount of
premiums
received

Foreign exchange options outstanding at October 30, 2010	$27,140
Foreign exchange options written	472,789
Foreign exchange options terminated in closing purchase transactions	(499,929)
Foreign exchange options expired prior to exercise	—

Foreign exchange options outstanding at July 31, 2011	$—

Currency swap agreement

								Upfront
								payments
	Pay	Pay	Receive	Receive	Termination	Pay	Receive	(made)/		Unrealized
Counterparty	currency	contract	currency	contract	date	rate [1]	rate [1]	received	Value	appreciation

Citigroup Global Markets Ltd.	USD	3,206,107	COP	6,300,000,000	06/11/13	0.3978%[2]	5.2500%	$—	$518,064	$518,064

[1]	Payments made or received are based on the notional amount.
[2]	Rate based on 6 month USD LIBOR.

Interest rate swap agreements

							Upfront
				Payments		Payments	payments		Unrealized
			Termination	made by the		received by	(made)/		appreciation/
Counterparty	Notional amount		date	Fund[1]		the Fund[1]	received	Value	(depreciation)

Barclays Bank PLC	INR	181,000,000	06/22/16	7.8400%		—%[2]	$—	$(52,230)	$(52,230)
Citigroup Global Markets Ltd.	MYR	1,950,000	08/24/15	3.2200	[3]	3.5050	—	(7,150)	(7,150)
Credit Suisse International	BRL	12,000,000	01/02/12	—	[4]	13.4300	—	547,677	547,677
Credit Suisse International	INR	207,000,000	06/22/16	7.8300		— [2]	—	(57,801)	(57,801)
Deutsche Bank AG	CNY	43,900,000	07/14/16	5.0800	[5]	4.0300	—	(19,956)	(19,956)
Deutsche Bank AG	MYR	7,650,000	08/24/15	3.2200	[3]	3.5000	—	(28,559)	(28,559)
Merrill Lynch International	MXN	7,200,000	11/16/28	4.7900	[6]	8.8300	—	87,649	87,649
Merrill Lynch International	MXN	7,000,000	11/21/28	4.8150	[6]	8.6100	—	71,629	71,629
Merrill Lynch International	MYR	8,720,000	01/18/13	3.2900	[3]	3.4700	—	942	942

							$—	$542,201	$542,201

[1]	Payments made or received are based on the notional amount.
[2]	Rate based on 1 Day MIBOR. This is a forward starting trade, and as such, a floating rate has not yet been assigned as of July 31, 2011.
[3]	Rate based on 3 month KLIBOR.
[4]	Zero coupon inflation swap. Cash is exchanged at the end of the swap. The payment to be made by the Fund is based on the Brazil CETIP Interbank Offered Rate.
[5]	Rate based on 7 Day China Fixing Repo Rate.
[6]	Rate based on MXIBTIIE.

Credit default swaps on sovereign issues — buy protection1

				Payments	Payments	Upfront
			Termination	made by the	received by the	payments		Unrealized
Counterparty	Notional amount		date	Fund[2]	Fund	made	Value	depreciation

Credit Suisse International	USD	400,000	03/20/16	5.0000%	—[3]	$(78,344)	$61,249	$(17,095)
Deutsche Bank AG	USD	3,300,000	12/20/15	1.0000	—[4]	(1,618)	(3,678)	(5,296)
Deutsche Bank AG	USD	2,600,000	03/20/16	5.0000	—[3]	(487,929)	398,120	(89,809)

						$(567,891)	$455,691	$(112,200)

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments made are based on the notional amount.
[3]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Venezuela 9.250% bond, due 09/15/27.
[4]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Columbia 8.125% bond, due 05/21/24.

Credit default swaps on corporate and sovereign issues — sell protection1

							Upfront
				Payments		Payments	payments
			Termination	made by		received by	(made)/		Unrealized	Credit
Counterparty	Notional amount		date	the Fund		the Fund[2]	received	Value	appreciation	spread[3]

Barclays Bank PLC	USD	2,900,000	09/20/15	—	[4]	5.0000%	$360,003	$(48,126)	$311,877	5.6098%
Citigroup Global Markets Ltd.	USD	900,000	06/20/16	—	[5]	1.0000	25,030	(6,541)	18,489	1.1739
Credit Suisse International	USD	750,000	03/20/12	—	[4]	5.0000	17,917	20,259	38,176	1.6775
Credit Suisse International	USD	4,500,000	05/20/12	—	[6]	3.3000	—	107,430	107,430	1.1270
Credit Suisse International	USD	1,000,000	02/20/14	—	[7]	4.1700	—	105,844	105,844	0.7239
Deutsche Bank AG	USD	1,200,000	09/20/15	—	[4]	5.0000	128,500	(19,914)	108,586	5.6098
Deutsche Bank AG	USD	3,300,000	12/20/15	—	[8]	1.0000	—	528	528	1.0160
Deutsche Bank AG	USD	2,050,000	12/20/15	—	[9]	5.0000	(17,970)	72,869	54,899	4.2241
Deutsche Bank AG	USD	3,600,000	03/20/16	—	[10]	1.0000	422,074	(287,151)	134,923	2.8892
Deutsche Bank AG	USD	2,400,000	03/21/16	—	[10]	1.0000	270,842	(191,659)	79,183	2.8892
JP Morgan Chase Bank	USD	400,000	06/20/16	—	[5]	1.0000	11,308	(2,907)	8,401	1.1739
Merrill Lynch International	USD	2,100,000	06/20/16	—	[5]	1.0000	60,328	(15,261)	45,067	1.1739

							$1,278,032	$(264,629)	$1,013,403

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments received are based on the notional amount.
[3]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[4]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Argentina 8.280% bond, due 12/31/33.
[5]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Peru 8.750% bond, due 11/21/33.
[6]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Development Bank of Kazakhstan 7.375% bond, due 11/12/13.
[7]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the United Mexican States 7.500% bond, due 04/08/33.
[8]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Brazil 12.250% bond, due 03/06/30.
[9]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Ukraine Government 6.750% bond, due 11/14/17.
[10]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Hungary 4.750% bond, due 02/03/15.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

US Generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, have been implemented for the interim period beginning after December 15, 2010.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments:

Measurements at 07/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$55,471,226	$11,831,100	$67,302,326
Non-US government obligations	—	200,231,777	—	200,231,777
Convertible bond	—	3,367,923	—	3,367,923
Structured notes	—	11,120,998	—	11,120,998
Short-term investment	—	12,609,244	—	12,609,244
Options purchased	—	1,396,195	—	1,396,195
Forward foreign currency contracts	—	(271,135)	—	(271,135)
Futures contracts	(111,237)	—	—	(111,237)
Swap agreements	—	1,251,327	—	1,251,327

Total	$(111,237)	$285,177,555	$11,831,100	$296,897,418

Level 3 rollforward disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Total

Assets
Beginning balance	$10,157,259	$10,157,259
Purchases	—	—
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	—	—
Net change in unrealized appreciation/depreciation	1,673,841	1,673,841
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—

Ending balance	$11,831,100	$11,831,100

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2011 was $1,673,841.

Industry diversification (unaudited)
As a percentage of net assets as of July 31, 2011

Bonds
Corporate bonds
Capital markets	0.27%
Commercial banks	3.10
Diversified financial services	6.98
Electric utilities	1.49
Metals & mining	0.11
Oil, gas & consumable fuels	4.62
Paper & forest products	0.17
Real estate management & development	3.96
Road & rail	1.13
Specialty retail	0.20
Trading companies & distributors	0.13
Wireless communications	0.40

Total corporate bonds	22.56
Non-US government obligations	67.13
Convertible bond	1.13
Structured notes	3.72

Total bonds	94.54
Short-term investment	4.23
Options purchased	0.47

Total investments	99.24
Cash and other assets, less liabilities	0.76

Net assets	100.00%

Portfolio acronyms:
CETIP	Brazil’s average Interbank Rate
GDP	Gross domestic product
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
OJSC	Open joint stock company

Currency type abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
RZD	Serbian Dinar
SAR	Saudi Arabian Riyal
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report dated April 30, 2011.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2011